                                                          OMB Approval

                                                      OMB Number: 3235-0582
                                                      Expires: March 31, 2012
                                                      Estimated average burden
                                                      hours per response..9.6

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-06416

                            DTF Tax-Free Income Inc.
               (Exact name of registrant as specified in charter)

        Nathan I. Partain                               John Sagan
     DTF Tax-Free Income Inc.                         Mayer Brown  LLP
     200 S Wacker Dr Ste 500                       71 South Wacker Drive
     Chicago, Illinois 60606                      Chicago, Illinois 60606

               (Address of principal executive offices)(Zip code)

                      200 S Wacker, Chicago Illinois 60606
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 312-263-2610

Date of fiscal year end: October 31

Date of reporting period: July 1, 2008 to June 30, 2009

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06416
Reporting Period: 07/01/2008 - 06/30/2009
DTF Tax Free Income Inc.









=========================== DTF TAX FREE INCOME FUND ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
</PRE>

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               DTF Tax-Free Income Inc.

By (Signature and Title)*  /s/ NATHAN I. PARTAIN
                           -------------------------------------
                           Nathan I. Partain
                           President and Chief Executive Officer

Date                       August __, 2009
--------
* Print the name and title of each signing officer under his or her signature.